General and Administrative	12 Months Ended
Dec. 31, 2022
General and Administrative

19. General and Administrative

	For the year ended
	December 31, 2022	December 31, 2021
Salaries and compensation	$4,386,716	$1,672,750
Professional fees	552,975	377,308
Office	119,999	35,211
Investor relations	592,155	914,770
Filing and transfer fees	96,701	127,149
Advertising	519,321	28,859
Travel	87,285	-
Penalties	30,208	-
Bank charges and other	12,140	6,887
	$6,397,500	$3,162,934